Shareholder Report, Line Graph (Details) 191615_DoubleLine Low Duration Bond Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2026
Class I
Account Value [Line Items]
Accumulated Value	$ 127,094	$ 120,380	$ 113,398	$ 112,342	$ 113,957	$ 106,420	$ 108,145	$ 104,865	$ 102,990	$ 100,000	$ 132,899
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	113,416	108,139	106,333	111,675	116,513	115,691	106,203	101,649	100,440	100,000	$ 118,347
ICE BofA 1-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 1-3 Year U.S. Treasury Index
Accumulated Value	115,024	109,103	105,960	105,754	108,846	108,585	103,000	100,277	100,245	100,000	$ 119,339
Bloomberg U.S. Aggregate 1-3 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate 1-3 Years Index
Accumulated Value	$ 117,278	$ 111,050	$ 107,233	$ 106,975	$ 110,183	$ 108,886	$ 104,071	$ 100,991	$ 100,741	$ 100,000	$ 122,009